LITIGATION (Details) (USD $)					12 Months Ended		12 Months Ended
	Dec. 31, 2011 entity	Dec. 31, 2010	Dec. 31, 2011 HHC	Dec. 31, 2010 HHC	Dec. 31, 2011 Homart Note	Jun. 22, 2011 Homart Note	Dec. 31, 2011 2006 Credit Facility	Dec. 31, 2010 2006 Credit Facility
Default Interest
Principal amount outstanding					$ 254,000,000		$ 2,580,000,000
Outstanding default interest and principal amount						246,000,000
Default interest expense					11,700,000		49,500,000
Default interest accrued							91,500,000	42,000,000
Tax Indemnification Liability
Number of Predecessor's taxable REIT subsidiaries distributed as part of HHC subject to IRS audit (in entities)	2
Accrued interest related to tax indemnification liability			21,600,000	19,700,000
Tax indemnification liability	$ 303,750,000	$ 303,750,000	$ 325,400,000